Note 11 - Financial Instruments (Details Textual)	6 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Long-term Debt, Fair Value	$ 80,300,000
Long-term Debt, Difference Between Carrying and Fair Value	400,000
Long-term Debt, Gross	79,911,300	$ 85,207,220
Assets Held-for-sale, Not Part of Disposal Group, Current, Total	7,050,208
Impairment of Long-Lived Assets to be Disposed of	120,000
M/V EM Oinousses [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total	3,770,000
Property, Plant, and Equipment, Fair Value Disclosure	3,870,000
Vessel Held for Sale, Estimated Sale Costs	220,000
Impairment of Long-Lived Assets to be Disposed of	$ 100,000
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total	1
Derivative, Notional Amount	$ 30,000,000